CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Trade Accounts Receivable [Member] | One Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Trade Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		69.00%
Trade Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Trade Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			35.00%
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Revenue Benchmark [Member] | One Third Party Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%
Revenue Benchmark [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Revenue Benchmark [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.00%